Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-39950
Entity Registrant Name	Evaxion Biotech A/S
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Dr. Neergaards Vej 5f
Entity Address, City or Town	Hoersholm
Entity Address, Postal Zip Code	DK-2970
Entity Address, Country	DK
Title of 12(b) Security	American Depositary Shares, each representingone ordinary share, nominal value DKK 1 per share
Trading Symbol	EVAX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	24,139,413
Entity Ex Transition Period	false
Entity Central Index Key	0001828253
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	EY Godkendt Revisionspartnerselskab
Auditor Firm ID	1757
Auditor Location	Denmark
Business contact
Document Information [Line Items]
Entity Address, Address Line One	Dr. Neergaards
Entity Address, City or Town	Hoersholm
Entity Address, Postal Zip Code	DK-2970
City Area Code	45
Local Phone Number	53 53 18 50
Contact Personnel Name	Per Göran Oskar Norlén
Contact Personnel Email Address	pno@evaxion-biotech.com
Entity Address, Country	DK